UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 29, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [   ]is a restatement.
 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Atwood & Palmer, Inc.
Address:	800 West 47th Street
		Suite 705
		Kansas City, MO 64112

13F File Number:  028-06528

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Steven N. Palmer
Title:		President
Phone:		816/931-2266
Signature, Place, and Date of Signing:


	Steven N. Palmer			Kansas City, MO		Januart 25, 2001

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT

[   ]	13F NOTICE REPORT

[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	64

Form 13F Information Table Value Total:	230,175

List of Other Included Managers:		None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL
DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Sealed Air Corp New Pfd $2     CNV              81211K209      412    12785 SH       SOLE                    12785
A T & T Corp                   COM              001957109     2312   133563 SH       SOLE                   133563
AOL Time Warner Inc            COM              00184A105     2784    80000 SH       SOLE                    80000
Abbott Laboratories            COM              002824100      318     6560 SH       SOLE                     6560
Agilent Technologies           COM              00846U101     5022    91725 SH       SOLE                    91725
Amer Home Products             COM              026609107     1602    25213 SH       SOLE                    25213
Amgen Inc                      COM              031162100    15039   235210 SH       SOLE                   235210
Automatic Data Proc            COM              053015103    10810   170748 SH       SOLE                   170748
Avaya Inc                      COM              053499109      116    11202 SH       SOLE                    11202
BP Amoco PLC ADR               COM              055622104     2303    48105 SH       SOLE                    48105
BankAmerica Corp               COM              06605F102     6546   142702 SH       SOLE                   142702
Bristol-Myers Squibb           COM              110122108     3093    41837 SH       SOLE                    41837
Butler Mfg                     COM              123655102      380    15000 SH       SOLE                    15000
Cerner Corp                    COM              156782104    10546   228017 SH       SOLE                   228017
Chevron Corp                   COM              166751107      248     2936 SH       SOLE                     2936
Chiron Corp                    COM              170040109      860    19328 SH       SOLE                    19328
Cisco Systems                  COM              17275R102    19437   508165 SH       SOLE                   508165
Citigroup Inc                  COM              172967101    11427   223779 SH       SOLE                   223779
Coca Cola                      COM              191216100     1565    25690 SH       SOLE                    25690
Commerce Bancshares            COM              200525103      344     8100 SH       SOLE                     8100
ConAgra Inc                    COM              205887102      244     9380 SH       SOLE                     9380
Disney (Walt) Co               COM              254687106     5810   200784 SH       SOLE                   200784
DuPont(EI) DeNemours           COM              263534109     2604    53897 SH       SOLE                    53897
Electronic Data Sys            COM              285661104     2048    35460 SH       SOLE                    35460
Enron Corp                     COM              293561106     1568    18858 SH       SOLE                    18858
Exxon Mobil                    COM              30231G102     1833    21082 SH       SOLE                    21082
Fed Natl Mtg Assn              COM              313586109      234     2700 SH       SOLE                     2700
Firstar Corp New               COM              33763V109      317    13636 SH       SOLE                    13636
Gateway Energy New             COM              367600301        7    17608 SH       SOLE                    17608
General Electric               COM              369604103    13725   286301 SH       SOLE                   286301
Genzyme Corp                   COM              372917104     1979    22000 SH       SOLE                    22000
Hewlett-Packard                COM              428236103     4932   156250 SH       SOLE                   156250
Home Depot Inc                 COM              437076102      222     4865 SH       SOLE                     4865
Int'l Business Mach            COM              459200101      389     4574 SH       SOLE                     4574
Intel                          COM              458140100     5763   191691 SH       SOLE                   191691
Jack Henry                     COM              426281101    21626   348110 SH       SOLE                   348110
Johnson & Johnson              COM              478160104     7888    75081 SH       SOLE                    75081
Lucent Technologies            COM              549463107     1902   140906 SH       SOLE                   140906
McDonald's Corp                COM              580135101      571    16800 SH       SOLE                    16800
Merck & Co                     COM              589331107     9979   106584 SH       SOLE                   106584
Microsoft Corp                 COM              594918104     7439   171497 SH       SOLE                   171497
Motorola, Inc                  COM              620076109     2178   107550 SH       SOLE                   107550
Nextel Comm                    COM              65332V103     6302   254620 SH       SOLE                   254620
Non Invasive Monitoring        COM              655366508        7    40000 SH       SOLE                    40000
Paychex Inc                    COM              704326107     5582   114800 SH       SOLE                   114800
Pfizer Inc                     COM              717081103      276     5997 SH       SOLE                     5997
Procter & Gamble               COM              742718109     1058    13492 SH       SOLE                    13492
Royal Dutch Petro              COM              780257804     4522    74664 SH       SOLE                    74664
SBC Communications             COM              78387G103      679    14224 SH       SOLE                    14224
Schering-Plough                COM              806605101      297     5238 SH       SOLE                     5238
Schlumberger Ltd               COM              806857108     6129    76675 SH       SOLE                    76675
Sealed Air Corp                COM              812115103     1477    48432 SH       SOLE                    48432
Texaco Inc                     COM              881694103      348     5600 SH       SOLE                     5600
Transocean Sedco Forex         COM              G90078109      482    10480 SH       SOLE                    10480
Tyco Intl LTD New              COM              902124106     9053   163122 SH       SOLE                   163122
Tycom Ltd                      COM              9144B1063     1602    71600 SH       SOLE                    71600
Verizon Comm                   COM              92343V104      392     7817 SH       SOLE                     7817
Wal-Mart Stores                COM              931142103      429     8073 SH       SOLE                     8073
Walt Disney Intrnt Grp         COM              254687205     1248   289360 SH       SOLE                   289360
Williams Companies             COM              969457100      402    10068 SH       SOLE                    10068
Am Cent-20th Cent Sel          MUT              025083502      274 6054.044 SH       SOLE                 6054.044
Am Centy Eqty Grw Inv          MUT              02507M600      213 9791.710 SH       SOLE
9791.710
T Rowe Price Int'l Stock       MUT              77956H203      447 30796.527SH       SOLE
30796.527
Vanguard Intl Growth           MUT              921910204      534 28274.005SH       SOLE                28274.005